Basis of preparation Summary of adjustments arising form application of IFRS 9 (Policies)	12 Months Ended
Dec. 31, 2025
Disclosure of notes and other explanatory information [Abstract]
IFRS 9 'Financial Instruments'	IFRS not yet adopted
At the date of authorization of these financial statements, except as disclosed in Note 2, there are no Standards and Interpretations relevant to the Company which are in issue but not yet effective.